Fees Summary	Sep. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 987,000
Previously Paid Amount	0.00
Total Fee Amount	151.11
Total Offset Amount	0.00
Net Fee	151.11
Narrative - Max Aggregate Offering Price	$ 987,000
Final Prospectus	true